Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Talent and Compensation Committee has established appropriate written policies and practices regarding the timing and pricing of equity awards. We have not timed the disclosure of material non-public information (“MNPI”) for the purpose of affecting the value of executive compensation and the Board and the Talent and Compensation Committee do not take MNPI into account when determining the timing and terms of awards.
Similar to 2024, the Talent and Compensation Committee approved the dollar value of executive officer (including named executive officers) stock options and time-based RSUs at the January 2025 Talent and Compensation Committee meeting, such grants to be effective on February 28, 2025, the last trading day in February, to align with the grant date for non-executive employees.

In 2025, we filed our Annual Report on Form 10-K on February 27, 2025, one day prior to the prescribed grant date. The following table discloses each grant of stock options awarded to a named executive officer during the 2025 fiscal year within four business days before or one business day after the filing or furnishing of a Form 10‑Q or Form 10‑K or Form 8‑K that may contain MNPI (including earnings information).

Name	Grant Date	Number of Shares (#)	Exercise Price ($)	Grant Date Fair Value ($)	Closing Price (T-1)(1) ($)	Closing Price (T+1)(1) ($)	Market Price Change(1) (%)
Jim A. Swanson	2/28/2025	11,704	86.84	225,019	91.00	86.84	-4.57
Peter J. Bragdon	2/28/2025	10,541	86.84	202,659	91.00	86.84	-4.57
Joseph P. Boyle	2/28/2025	33,809	86.84	650,005	91.00	86.84	-4.57
Lisa A. Kulok	2/28/2025	6,281	86.84	120,757	91.00	86.84	-4.57
(1)The Company filed Form 10‑K containing MNPI on February 27, 2025. T‑1 reflects the closing price on the trading day immediately prior to filing of the 10‑K containing MNPI. T+1 reflects the closing price on the trading day immediately after such disclosure. The Market Price Change represents the percentage change from (T-1) to (T+1).

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material non-public information (“MNPI”) for the purpose of affecting the value of executive compensation and the Board and the Talent and Compensation Committee do not take MNPI into account when determining the timing and terms of awards.Similar to 2024, the Talent and Compensation Committee approved the dollar value of
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Shares (#)	Exercise Price ($)	Grant Date Fair Value ($)	Closing Price (T-1)(1) ($)	Closing Price (T+1)(1) ($)	Market Price Change(1) (%)
Jim A. Swanson	2/28/2025	11,704	86.84	225,019	91.00	86.84	-4.57
Peter J. Bragdon	2/28/2025	10,541	86.84	202,659	91.00	86.84	-4.57
Joseph P. Boyle	2/28/2025	33,809	86.84	650,005	91.00	86.84	-4.57
Lisa A. Kulok	2/28/2025	6,281	86.84	120,757	91.00	86.84	-4.57
(1)The Company filed Form 10‑K containing MNPI on February 27, 2025. T‑1 reflects the closing price on the trading day immediately prior to filing of the 10‑K containing MNPI. T+1 reflects the closing price on the trading day immediately after such disclosure. The Market Price Change represents the percentage change from (T-1) to (T+1)
Swanson [Member]
Awards Close in Time to MNPI Disclosures
Name	Jim A. Swanson
Underlying Securities | share	11,704
Exercise Price | $ / shares	$ 86.84
Fair Value as of Grant Date | $	$ 225,019
Bragdon [Member]
Awards Close in Time to MNPI Disclosures
Name	Peter J. Bragdon
Underlying Securities | share	10,541
Exercise Price | $ / shares	$ 86.84
Fair Value as of Grant Date | $	$ 202,659
Boyle [Member]
Awards Close in Time to MNPI Disclosures
Name	Joseph P. Boyle
Underlying Securities | share	33,809
Exercise Price | $ / shares	$ 86.84
Fair Value as of Grant Date | $	$ 650,005
Kulok [Member]
Awards Close in Time to MNPI Disclosures
Name	Lisa A. Kulok
Underlying Securities | share	6,281
Exercise Price | $ / shares	$ 86.84
Fair Value as of Grant Date | $	$ 120,757